Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Revenue from telecommunications services	¥ 668,351	¥ 623,422	¥ 584,089
Revenue from sales of products and others	72,163	84,999	84,246
Operating revenue	740,514	708,421	668,335
Operating expenses
Leased lines and network assets	46,336	39,083	20,668
Interconnection	21,762	21,779	21,668
Depreciation	149,780	138,090	136,832
Employee benefit and related expenses	85,513	79,463	74,805
Selling expenses	61,086	57,493	59,850
Cost of products sold	73,668	87,352	89,297
Other operating expenses	182,243	167,073	162,293
Operating expenses	620,388	590,333	565,413
Profit from operations	120,126	118,088	102,922
Gain on the transfer of Tower Assets			15,525
Other gains	2,389	1,968	1,800
Interest income	15,883	16,005	15,852
Finance costs	(210)	(235)	(455)
Share of profit of investments accounted for using the equity method	9,949	8,636	8,090
Profit before taxation	148,137	144,462	143,734
Taxation	(33,723)	(35,623)	(35,079)
PROFIT FOR THE YEAR	114,414	108,839	108,655
Item that will not be subsequently reclassified to profit or loss
Share of other comprehensive loss of investments accounted for using the equity method		(16)
Items that may be subsequently reclassified to profit or loss
Change in value of available-for-sale financial assets	(5)	24
Exchange differences on translation of financial statements of overseas entities	(735)	774	603
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(1,038)	(1,043)	901
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	112,636	108,578	110,159
Profit attributable to:
Equity shareholders of the Company	114,279	108,741	108,539
Non-controlling interests	135	98	116
PROFIT FOR THE YEAR	114,414	108,839	108,655
Total comprehensive income attributable to:
Equity shareholders of the Company	112,501	108,480	110,043
Non-controlling interests	135	98	116
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 112,636	¥ 108,578	¥ 110,159
Earnings per share - Basic	¥ 5.58	¥ 5.31	¥ 5.30
Earnings per share - Diluted	¥ 5.58	¥ 5.31	¥ 5.30